SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants outstanding	248,897,579	65,230,919	75,127,744
Weighted average, remaining life	32 months 24 days	26 months 29 days
Weighted average exercise price	$ 0.034	$ 0.0188	$ 0.048
Exercise Price [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,142,857	1,142,857
Weighted average, remaining life	48 months	51 months
Weighted average exercise price	$ 0.0001	$ 0.0001
Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	4,571,429	4,571,429
Weighted average, remaining life	46 months	49 months
Weighted average exercise price	$ 0.0001	$ 0.0001
Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	85,499,998	1,904,762
Weighted average, remaining life	36 months	36 months
Weighted average exercise price	$ 0.0300	$ 0.0001
Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	85,499,998	1,904,762
Weighted average, remaining life	36 months	35 months
Weighted average exercise price	$ 0.0500	$ 0.0001
Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	6,333,332	1,904,762
Weighted average, remaining life	35 months	34 months
Weighted average exercise price	$ 0.0300	$ 0.0001
Exercise Price Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	6,333,332	1,904,762
Weighted average, remaining life	35 months	31 months
Weighted average exercise price	$ 0.0500	$ 0.0001
Exercise Price Six [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762	22,857,147
Weighted average, remaining life	33 months	26 months
Weighted average exercise price	$ 0.0001	$ 0.0001
Exercise Price Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762	21,540,438
Weighted average, remaining life	32 months	23 months
Weighted average exercise price	$ 0.0001	$ 0.02
Exercise Price Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762	3,500,000
Weighted average, remaining life	31 months	17 months
Weighted average exercise price	$ 0.0001	$ 0.10
Exercise Price Nine [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762	4,000,000
Weighted average, remaining life	28 months	12 months
Weighted average exercise price	$ 0.0001	$ 0.11
Exercise Price Ten [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	22,857,147
Weighted average, remaining life	23 months
Weighted average exercise price	$ 0.0001
Exercise Price Eleven [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	21,540,438
Weighted average, remaining life	20 months
Weighted average exercise price	$ 0.02
Exercise Price Twelve [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,500,000
Weighted average, remaining life	14 months
Weighted average exercise price	$ 0.10
Exercise Price Thirteen [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	4,000,000
Weighted average, remaining life	14 months
Weighted average exercise price	$ 0.11